INTEREST EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Other financing fees	$ 256	$ 231	$ 140
Interest expense	1,855	1,468	1,179
Interest on corporate facility
Disclosure of detailed information about borrowings [line items]
Interest	11	16	19
Interest on corporate debt
Disclosure of detailed information about borrowings [line items]
Interest	118	87	76
Interest on non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest	$ 1,470	$ 1,134	$ 944